PUTNAM HIGH YIELD ADVANTAGE FUND

               Prospectus Supplement dated October 7, 1996
                   to Prospectuses dated April 1, 1996


The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officer of Putnam Investment Management, Inc.
("Putnam Management") has had primary responsibility for the day-to-day management of the fund's portfolio since the year stated below:

                                        BUSINESS EXPERIENCE
                         YEAR            (AT LEAST 5 YEARS)
                         ----           ---------------------
Rosemary H. Thomsen      1996           Employed as an investment
Senior Vice President                   professional by Putnam
                                        Management since 1986.



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